================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-09165


                           Kelmoore Strategic Trust
              (Exact name of registrant as specified in charter)


                      2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
              (Address of principal executive offices) (Zip code)


                           Matthew Kelmon, President
                           Kelmoore Strategic Trust
                      2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (800) 486-3717


                     Date of fiscal year end: December 31


                   Date of reporting period: March 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

                           Kelmoore Strategy(R) Fund
                          March 31, 2006 (Unaudited)

                                                                     Value
         Shares                                                     (Note 1)
  ---------------------                                           ------------
  COMMON STOCKS - 100.2%
                        Communications - 9.9%
             100,000    eBay, Inc.+.............................. $  3,906,000
              25,000    Google, Inc. Class A+....................    9,750,000
                                                                  ------------
                                                                    13,656,000
                                                                  ------------
                        Consumer Goods - 19.7%
              50,000    Altria Group, Inc. ......................    3,543,000
              50,000    Amgen, Inc. +............................    3,637,500
              75,000    Genentech, Inc.+.........................    6,338,250
             100,000    Gilead Sciences, Inc.+...................    6,222,000
              25,000    Home Depot, Inc. ........................    1,057,500
              30,000    McDonald's Corp. ........................    1,030,800
              50,000    Merck & Co., Inc. .......................    1,761,500
              25,000    Nike, Inc., Class B......................    2,127,500
              50,000    Pfizer, Inc. ............................    1,246,000
                                                                  ------------
                                                                    26,964,050
                                                                  ------------
                        Financial Services - 22.0%
             100,000    American International Group, Inc. ......    6,609,000
             100,000    Bank of America Corp. ...................    4,554,000
             125,000    Citigroup, Inc. .........................    5,905,000
             125,000    Merrill Lynch & Co., Inc. ...............    9,845,000
              50,000    Morgan Stanley...........................    3,141,000
                                                                  ------------
                                                                    30,054,000
                                                                  ------------
                        Manufacturing - 10.0%
             100,000    General Electric Co. ....................    3,478,000
             250,000    General Motors Corp. ....................    5,317,500
              50,000    Honeywell International, Inc. ...........    2,138,500
             100,000    Tyco International, Ltd. ................    2,688,000
                                                                  ------------
                                                                    13,622,000
                                                                  ------------
                        Resources - 19.1%
             125,000    ConocoPhillips...........................    7,893,750
             130,000    Devon Energy Corp. ......................    7,952,100
             140,000    Halliburton Co. .........................   10,222,800
                                                                  ------------
                                                                    26,068,650
                                                                  ------------
                        Technology - 19.5%
             150,000    Apple Computer, Inc.+....................    9,408,000
             250,000    Intel Corp. .............................    4,837,500
             300,000    Microsoft Corp. .........................    8,163,000
              75,000    United Technologies Corp. ...............    4,347,750
                                                                  ------------
                                                                    26,756,250
                                                                  ------------
                        TOTAL COMMON STOCKS
                          (Cost $146,020,867)....................  137,120,950
                                                                  ------------
    WARRANTS - 0.0%#
    (Cost $0)           Telecommunications - 0.0%#...............
              36,415    Lucent Technologies, Inc.+...............       22,759
                                                                  ------------

   Number of Contract                          Expiration Strike
  Shares Subject to Put                           Date    Price
  ---------------------                        ---------- -------
  PUT OPTIONS PURCHASED - 0.1%
                        Communications - 0.1%
             250,000    Google, Inc. .........  05/19/06  $330.00      130,000
                                                                  ------------
                        Consumer Goods - 0.0%#
             500,000    Merck & Co., Inc. ....  04/21/06    30.00        2,500
                                                                  ------------
                        TOTAL PUT OPTIONS PURCHASED
                          (Cost $417,242)........................      132,500
                                                                  ------------
                        TOTAL INVESTMENTS - 100.3%
                          (Cost $146,438,109)....................  137,276,209
                                                                  ------------

    Number of Contract
  Shares Subject to Call
  ----------------------
  CALL OPTIONS WRITTEN - (0.7)%++
                         Communications - (0.6)%
         25,000          Google, Inc. .......... 05/19/06 370.00     (807,500)
                                                                 ------------
                         Consumer Goods - (0.1)%
         50,000          Amgen, Inc. ........... 04/21/06  80.00       (7,500)
         75,000          Genentech, Inc. ....... 04/21/06  90.00      (45,000)
         50,000          Merck & Co., Inc. ..... 04/21/06  35.00      (51,500)
                                                                 ------------
                                                                     (104,000)
                                                                 ------------
                         Financial Services - (0.0)%#
        100,000          American International
                           Group, Inc. ......... 04/21/06  70.00      (10,000)
                                                                 ------------
                         TOTAL CALL OPTIONS WRITTEN
                           (Premiums received $576,587).........     (921,500)
                                                                 ------------
  CASH AND OTHER ASSETS, LESS LIABILITIES - 0.4%................      526,986
                                                                 ------------
  NET ASSETS - 100.0%........................................... $136,881,695
                                                                 ============
--------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral.
#  Amount represents less than 0.01% of total net assets.

                     Portfolio Sector Weighting
                     (as a percent of market value)
                     ------------------------------
                     1. Financial Services.........  22.0%
                     2. Consumer Goods.............  19.7
                     3. Technology.................  19.6
                     4. Resources..................  19.1
                     5. Manufacturing..............  10.0
                     6. Communications.............   9.6
                                                    -----
                                                    100.0%
                                                    =====

See Notes to Portfolios of Investments.

Portfolio of Investments

                        Kelmoore Strategy(R) Eagle Fund
                          March 31, 2006 (Unaudited)

                                                                     Value
        Shares                                                      (Note 1)
 ---------------------                                            ------------
 COMMON STOCKS - 101.5%
                       Communications - 40.2%
         150,000       eBay, Inc.+............................... $  5,859,000
          45,000       Google, Inc., Class A+....................   17,550,000
         600,000       Juniper Networks, Inc.+...................   11,472,000
         500,000       Lucent Technologies, Inc.+................    1,525,000
         100,000       Motorola, Inc. ...........................    2,291,000
         150,000       Qualcomm, Inc.+...........................    7,591,500
       1,000,000       Sirius Satellite Radio, Inc.+.............    5,080,000
         700,000       Symantec Corp.+...........................   11,781,000
       1,500,000       TIBCO Software, Inc.+.....................   12,540,000
         300,000       XM Satellite Radio Holdings, Inc.,
                         Class A+................................    6,681,000
         200,000       Yahoo!, Inc.+.............................    6,452,000
                                                                  ------------
                                                                    88,822,500
                                                                  ------------
                       Consumer Goods - 15.0%
         100,000       Amgen, Inc.+..............................    7,275,000
         100,000       Biogen Idec, Inc.+........................    4,710,000
         100,000       Genentech, Inc.+..........................    8,451,000
         150,000       Gilead Sciences, Inc.+....................    9,333,000
         100,000       Under Armour, Inc.,
                       Class A+..................................    3,240,000
                                                                  ------------
                                                                    33,009,000
                                                                  ------------
                       Manufacturing - 2.1%
         100,000       Cymer, Inc.+..............................    4,544,000
                                                                  ------------
                       Resources - 1.6%
          50,000       Halliburton Co. ..........................    3,651,000
                                                                  ------------
                       Technology - 42.6%
         250,000       Apple Computer, Inc.+.....................   15,680,000
         175,000       Broadcom Corp., Class A+..................    7,553,000
         200,000       Creative Technology, Ltd. ................    1,430,000
         200,000       Electronic Arts, Inc.+....................   10,944,000
         400,000       Intel Corp. ..............................    7,740,000
         175,000       Marvell Technology Group, Ltd.+...........    9,467,500
         100,000       Network Appliance, Inc.+..................    3,603,000
       1,000,000       Oracle Corp.+.............................   13,690,000
         100,000       Rambus, Inc.+.............................    3,934,000
         150,000       SanDisk Corp.+............................    8,628,000
         950,000       Sun Microsystems, Inc.+...................    4,873,500
         200,000       Texas Instruments, Inc. ..................    6,494,000
                                                                  ------------
                                                                    94,037,000
                                                                  ------------
                       TOTAL COMMON STOCKS
                         (Cost $241,777,416).....................  224,063,500
                                                                  ------------

  Number of Contract                           Expiration Strike
 Shares Subject to Put                            Date    Price
 ---------------------                         ---------- -------
 PUT OPTIONS PURCHASED - 0.3%
                       Communications - 0.1%
          45,000       Google, Inc. ..........  05/19/06  $330.00      234,000
                                                                  ------------
                       Technology - 0.2%
         200,000       Electronic Arts, Inc. .  04/21/06    50.00       30,000
         100,000       Rambus, Inc. ..........  05/19/06    35.00      310,000
                                                                  ------------
                                                                       340,000
                                                                  ------------
                       TOTAL PUT OPTIONS PURCHASED
                         (Cost $1,246,505).......................      574,000
                                                                  ------------
                       TOTAL INVESTMENTS - 101.8%
                         (Cost $243,023,921).....................  224,637,500
                                                                  ------------

    Number of Contract
  Shares Subject to Call
  ----------------------
  CALL OPTIONS WRITTEN - (1.3)%++
                         Communications - (0.8%)
          45,000         Google, Inc............ 05/19/06 370.00   (1,453,500)
         150,000         Qualcomm, Inc.......... 04/21/06  50.00     (270,000)
                                                                 ------------
                                                                   (1,723,500)
                                                                 ------------
                         Consumer Goods - (0.0%)#
          52,900         Genentech, Inc......... 04/21/06  90.00      (31,740)
          47,100         Genentech, Inc......... 04/21/06  95.00       (8,243)
                                                                 ------------
                                                                      (39,983)
                                                                 ------------
                         Resources - (0.0%)#
          50,000         Halliburton Co......... 04/21/06  75.00      (80,000)
                                                                 ------------
                         Technology - (0.5%)
         200,000         Electronic Arts, Inc... 04/21/06  55.00     (250,000)
         100,000         Network Appliance, Inc. 04/21/06  32.50     (410,000)
         100,000         Rambus, Inc............ 05/19/06  45.00     (310,000)
                                                                 ------------
                                                                     (970,000)
                                                                 ------------
                         TOTAL CALL OPTIONS WRITTEN
                           (Premiums received $1,682,171).......   (2,813,483)
                                                                 ------------
  LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS -(0.5%)........   (1,163,089)
                                                                 ------------
  NET ASSETS - 100.0%........................................... $220,660,928
                                                                 ============
--------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral.
#  Amount represents less than 0.01% of total net assets.

                     Portfolio Sector Weighting
                     (as a percent of market value)
                     ------------------------------
                           1. Technology...........  42.1%
                           2. Communications.......  39.4
                           3. Consumer Goods.......  14.9
                           4. Manufacturing........   2.0
                           5. Resources............   1.6
                                                    -----
                                                    100.0%
                                                    =====

See Notes to Portfolios of Investments.

Portfolio of Investments

                       Kelmoore Strategy(R) Liberty Fund
                          March 31, 2006 (Unaudited)

                                                                     Value
         Shares                                                     (Note 1)
         ------                                                   -----------
 COMMON STOCKS - 100.4%
                        Communications - 5.7%
         50,000         Disney Co. (Walt)........................ $ 1,394,500
        100,000         Time Warner, Inc.+.......................   1,679,000
                                                                  -----------
                                                                    3,073,500
                                                                  -----------
                        Consumer Goods - 44.0%
         40,000         Abbott Laboratories......................   1,698,800
         25,000         Altria Group, Inc. ......................   1,771,500
         40,000         Amgen, Inc.+.............................   2,910,000
         45,000         Coca-Cola Co. (The)......................   1,884,150
         20,000         Eli Lilly & Co. .........................   1,106,000
         25,000         Home Depot, Inc..........................   1,057,500
          3,000         Hospira, Inc.+...........................     118,380
         50,000         Johnson & Johnson........................   2,961,000
          3,171         Medco Health Solutions, Inc.+............     181,445
         25,000         PepsiCo, Inc. ...........................   1,444,750
         40,000         Pfizer, Inc. ............................     996,800
         25,000         Procter & Gamble Co. ....................   1,440,500
         20,000         United Parcel Service, Inc., Class B.....   1,587,600
         60,000         Wal-Mart Stores, Inc. ...................   2,834,400
         20,000         3M Co. ..................................   1,513,800
                                                                  -----------
                                                                   23,506,625
                                                                  -----------
                        Financial Services - 17.5%
         50,000         American Express Co. ....................   2,627,500
         25,000         American International Group, Inc. ......   1,652,250
            100         Bank of America Corp. ...................       4,554
         25,000         Citigroup, Inc. .........................   1,181,000
         25,000         Merrill Lynch & Co., Inc. ...............   1,969,000
         30,000         Morgan Stanley...........................   1,884,600
            700         Wachovia Corp. ..........................      39,235
                                                                  -----------
                                                                    9,358,139
                                                                  -----------
                        Manufacturing - 6.7%
         45,000         General Electric Co. ....................   1,565,100
         75,000         Tyco International, Ltd. ................   2,016,000
                                                                  -----------
                                                                    3,581,100
                                                                  -----------
                        Resources - 6.8%
         25,000         Chevron Corp. ...........................   1,449,250
         35,000         ConocoPhillips...........................   2,210,250
                                                                  -----------
                                                                    3,659,500
                                                                  -----------
                        Technology - 19.7%
          1,700         Dell, Inc.+..............................      50,592
        140,000         Intel Corp. .............................   2,709,000
         25,000         International Business Machines Corp. ...   2,061,750
        120,000         Microsoft Corp. .........................   3,265,200
        175,000         Oracle Corp.+............................   2,395,750
          1,100         Texas Instruments, Inc. .................      35,717
                                                                  -----------
                                                                   10,518,009
                                                                  -----------
                        TOTAL INVESTMENTS - 100.4%
                          (Cost $54,998,078).....................  53,696,873
                                                                  -----------

   Number of Contract                           Expiration Strike
 Shares Subject to Call                            Date    Price
 ----------------------                         ---------- ------
 CALL OPTIONS WRITTEN - (0.5)%++
                        Communications - (0.1%)
         50,000         Disney Co. (Walt) .....  04/21/06  $27.50     (37,500)
        100,000         Time Warner, Inc. .....  04/21/06   19.00      (5,000)
                                                                  -----------
                                                                      (42,500)
                                                                  -----------
                        Consumer Goods - (0.1%)
         40,000         Abbott Laboratories....  04/21/06   45.00      (4,000)
         40,000         Amgen, Inc.............  04/21/06   80.00      (6,000)

      25,000   Home Depot, Inc. .............. 05/19/06 45.00      (8,750)
      25,000   PepsiCo, Inc. ................. 04/21/06 60.00      (3,750)
      25,000   Procter & Gamble Co. .......... 04/21/06 60.00      (3,750)
      20,000   3M Co. ........................ 04/21/06 75.00     (34,000)
                                                              -----------
                                                                  (60,250)
                                                              -----------
               Financial Services - (0.2%)
      50,000   American Express Co. .......... 04/21/06 55.00      (5,000)
      25,000   Merrill Lynch & Co., Inc. ..... 04/21/06 75.00    (107,500)
                                                              -----------
                                                                 (112,500)
                                                              -----------
               Resources - (0.1%)
      35,000   ConocoPhillips................. 04/21/06 65.00     (28,000)
                                                              -----------
               Technology - (0.0%)#
      25,000   International Business Machines
                 Corp......................... 04/21/06 85.00     (15,000)
                                                              -----------
               TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $426,977)................    (258,250)
                                                              -----------
      CASH AND OTHER ASSETS, LESS LIABILITIES - 0.1%.........      46,976
                                                              -----------
      NET ASSETS - 100.0%.................................... $53,485,599
                                                              ===========
--------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.

                     Portfolio Sector Weighting
                     (as a percent of market value)
                     ------------------------------
                     1. Consumer Goods.............  43.9%
                     2. Technology.................  19.6
                     3. Financial Services.........  17.3
                     4. Resources..................   6.8
                     5. Manufacturing..............   6.7
                     6. Communications.............   5.7
                                                    -----
                                                    100.0%
                                                    =====

See Notes to Portfolios of Investments.

Notes to Portfolios of Investments (Unaudited)

                           Kelmoore Strategic Trust
                                March 31, 2006

Note 1 - Significant Accounting Policies

A. Security Valuation. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Fund's will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security, is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

Notes to Portfolios of Investments (Unaudited)

                           Kelmoore Strategic Trust
                                March 31, 2006

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Note 2 - Tax Disclosure

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2006.

At December 31, 2005, the Strategy Fund had capital loss carryforwards for Federal income tax purposes as follows:

                              Year of Expiration

  Fund                                        2009        2010        2012
  ----                                     ----------- ----------- -----------
  Strategy................................ $71,464,398 $62,519,008 $19,872,287

For additional information regarding the accounting policies of the Kelmoore Strategic Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kelmoore Strategic Trust

By (Signature and Title)* /s/ Matthew Kelmon
                          ---------------------------------------------------
                          Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date 04/11/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Matthew Kelmon
                          ---------------------------------------------------
                          Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date 04/11/2006

By (Signature and Title)* /s/ Shawn K. Young
                          ---------------------------------------------------
                          Shawn K.Young, Treasurer
                          (principal financial officer)

Date 04/12/2006

--------
* Print the name and title of each signing officer under his or her signature.